Acquisitions	9 Months Ended
Sep. 30, 2023
Business Combination [Abstract]
Acquisitions

3. ACQUISITIONS
A) BP-Husky Refining LLC
i) Summary of the Acquisition
On February 28, 2023, Cenovus acquired the remaining 50 percent interest in Toledo from BP Products North America Inc. (“bp”), a joint operation (the “Toledo Acquisition”). It provided Cenovus full ownership and operatorship of the refinery, and further integrates Cenovus’s heavy oil production and refining capabilities. Total consideration for the Toledo Acquisition was US$369 million (C$502 million) in cash, including working capital.
The Toledo Acquisition was accounted for using the acquisition method pursuant to IFRS 3. Under the acquisition method, assets and liabilities are recorded at fair value on the date of acquisition and the total consideration is allocated to the assets acquired and liabilities assumed. The excess of consideration given over the fair value of the net assets acquired, if any, is recorded as goodwill.
ii) Identifiable Assets Acquired and Liabilities Assumed
The preliminary purchase price allocation is based on Management’s best estimate of fair value. Upon finalizing the fair value of net assets acquired, adjustments to initial estimates, including goodwill, may be required.
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

As at	February 28, 2023
100 Percent of the Identifiable Assets Acquired and Liabilities Assumed
Cash	69
Accounts Receivable and Accrued Revenues	3
Inventories	453
Property, Plant and Equipment	674
Right-of-Use Assets	33
Other Assets	10
Accounts Payable and Accrued Liabilities	(138)
Lease Liabilities	(33)
Decommissioning Liabilities	(5)
Other Liabilities	(70)
Total Identifiable Net Assets	996
The fair value and gross contractual amount of acquired accounts receivable and accrued revenues was $3 million, all of which was collected.
iii) Goodwill

As at	February 28, 2023
Total Purchase Consideration	502
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo	494
Fair Value of Identifiable Net Assets	(996)
Goodwill	—
Fair Value of Pre-Existing 50 Percent Ownership Interest in BP-Husky Refining LLC
Prior to the Toledo Acquisition, Toledo was jointly controlled with bp and met the definition of a joint operation under IFRS 11, “Joint Arrangements”; therefore, Cenovus recognized its share of the assets, liabilities, revenues and expenses in its consolidated results. Subsequent to the Toledo Acquisition, Cenovus controls Toledo, as defined under IFRS 10, “Consolidated Financial Statements”, and, accordingly Toledo was consolidated. As required by IFRS 3, when an acquirer achieves control in stages, the previously held interest is re-measured to fair value at the acquisition date with any gain or loss recognized as a revaluation (gain) loss in the Consolidated Statements of Earnings (Loss). When a disposition includes a foreign operation, the associated cumulative amount of foreign exchange differences are reclassified to earnings as part of the revaluation (gain) loss.
The acquisition-date fair value of the previously held interest was estimated to be $494 million and the net carrying value of Toledo assets was $539 million. On February 28, 2023, Cenovus recognized a non-cash revaluation loss of $33 million ($22 million, after tax) on the re-measurement of its existing interest in Toledo to fair value, net of $12 million in associated cumulative foreign exchange differences.
iv) Integration and Transaction Costs
For the three and nine months ended September 30, 2023, integration costs of $10 million and $38 million respectively (three and nine months ended September 30, 2022 – $nil), and transaction costs of $2 million and $11 million, respectively, (three and nine months ended September 30, 2022 – $2 million), associated with the Toledo Acquisition were recognized in the Consolidated Statements of Earnings (Loss).
v) Revenue and Profit Contribution
The acquired business contributed revenues of $2.4 billion and net loss of $84 million for the period from February 28, 2023, to September 30, 2023. On September 20, 2022, an incident occurred at the Toledo Refinery, resulting in the shutdown of the facility. The Toledo Refinery was fully operational in June. If the closing of the Toledo Acquisition had occurred on January 1, 2023, Cenovus’s consolidated pro forma revenues and net earnings for the nine months ended September 30, 2023, would be $39.1 billion and $3.3 billion, respectively. These amounts were calculated using results from the acquired business, adjusting them for:
•Additional Depreciation, Depletion and Amortization (“DD&A”) that would be charged assuming the fair value adjustments to PP&E had applied from January 1, 2023.
•Additional accretion on the decommissioning liabilities if they had been assumed on January 1, 2023.
•The consequential tax effects.
This pro forma information is not necessarily indicative of the results that would be obtained if the Toledo Acquisition had actually occurred on January 1, 2023.
B) Sunrise Oil Sands Partnership
On August 31, 2022, Cenovus closed a transaction with BP Canada Energy Group ULC (“bp Canada”) to purchase the remaining 50 percent interest in Sunrise Oil Sands Partnership (“SOSP”), previously a joint operation, in northern Alberta (the “Sunrise Acquisition”). It provided Cenovus with full ownership and further enhanced Cenovus’s core strength in the oil sands.
The final purchase price allocation was based on Management’s best estimate of the assets acquired and liabilities assumed. No additional adjustments were made to the purchase price allocation in the period. For more details, see Note 5 of the annual Consolidated Financial Statements for the year ended December 31, 2022.